Income Taxes - Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 86,613,327	$ 104,573,985	$ 98,589,818	$ 69,817,147
Deferred tax expense in net profit for the year	1,994,063	5,151,492	18,285,052
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	20,781,421	26,268,666
Deferred tax expense in net profit for the year	1,841,705	1,579,604	1,622,132
Deferred revenues [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	6,866,120	7,461,802
Deferred tax expense in net profit for the year	3,632,051	(965,010)	(12,128)
Tax losses carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	27,881,491	38,332,408
Deferred tax expense in net profit for the year	(5,833,660)	(323,506)	12,706,245
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(11,756,590)	(9,929,129)
Deferred tax expense in net profit for the year	453,493	1,974,753	2,445,783
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,106,976	2,003,049
Deferred tax expense in net profit for the year	81,270	519,046	(229,571)
Licenses and rights of use [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(3,896,788)	(2,455,877)
Deferred tax expense in net profit for the year	961,402	348,201	54,182
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	33,673,874	33,253,071
Deferred tax expense in net profit for the year	1,128,209	1,225,310	3,616,952
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	10,956,823	9,639,995
Deferred tax expense in net profit for the year	$ (270,407)	$ 793,094	$ (1,918,543)